Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities [Abstract]
Outsourced service expense	$ 9,210	$ 8,384	$ 7,750
Third-Party Service Agreement [Member] | Minimum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	9,000
Third-Party Service Agreement [Member] | Maximum [Member]
Long Term Purchase Commitment [Abstract]
Outsource service expense	$ 10,000